Goodwill and other intangible asset	12 Months Ended
Dec. 31, 2016
Goodwill and other intangible asset
Goodwill and other intangible asset

14. Goodwill and Other Intangible Asset

Goodwill arising from the acquisition of Hutchison Sinopharm in 2014, which is included in the Prescription Drugs business under the Commercial Platform (Note 4), was US$2,730,000 and US$2,925,000 as of December 31, 2016 and 2015 respectively. Goodwill arising from the acquisition of HHL in 2009, which is included in the Consumer Health business under the Commercial Platform, was US$407,000 as of both December 31, 2016 and 2015.

Movement on goodwill is as follows:

	Commercial
	Platform
	2016	2015	2014
	(in US$’000)
As at January 1	3,332	3,430	407
Addition	—	—	3,023
Exchange differences	(195)	(98)	—
As at December 31	3,137	3,332	3,430

The Group performed its most recent annual impairment test as of December 31, 2016 and concluded that goodwill was not impaired.

Other intangible asset consists of the GSP license arising from the acquisition of Hutchison Sinopharm (see Note 4), which was recorded at fair value and is amortized on a straight‑line basis over its estimated useful life of 10 years.

Movement on other intangible asset is as follows:

	2016	2015	2014
	(in US$’000)
GSP License
Cost
As at January 1	685	714	—
Addition	—	—	708
Exchange differences	(45)	(29)	6
As at December 31	640	685	714
Accumulated amortization
As at January 1	114	48	—
Amortization expense	67	70	48
Exchange differences	(10)	(4)	—
As at December 31	171	114	48
Net book value
As at December 31	469	571	666

The estimated aggregate amortization expense for each of the next five years as of December 31, 2016 is as follows:

GSP License
(in US$’000)
2017	64
2018	64
2019	64
2020	64
2021	64